Short Term Debt - Additional Information (Detail) (Subsequent Event [Member], Unsecured Corporate Bonds [Member], JPY ¥) In Millions, unless otherwise specified	May 25, 2012
Subsequent Event [Member] | Unsecured Corporate Bonds [Member]
Debt issued	¥ 25,000